13F-HR
                            12/31/12

                            0001082834
                            @khtk4hg

                            NONE
                            JEFFREY A CERULA
                            (814)533-5328
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/12

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    AMERISERV TRUST AND FINANCIAL SERVICES COMPANY
ADDRESS: AMERISERV FINANCIAL BUILDING
         216 FRANKLIN STREET
         JOHNSTOWN, PA 15901

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     MICHAEL P GEISER
TITLE:    VICE PRESIDENT & MANAGER
PHONE:    (814)533-5378
SIGNATURE,PLACE,AND DATE OF SIGNING:

    MICHAEL P GEISER               JOHNSTOWN, PA            2/14/13


REPORT TYPE (CHECK ONLY ONE.):

(  )        13F HOLDINGS REPORT

( X)        13F NOTICE

(  )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  WEST CHESTER CAPITAL ADVISORS, INC
  106 SOUTH CHURCH STREET
  WEST CHESTER, PA 19382


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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